Contingent liabilities, contractual commitments and guarantees - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 110,019	$ 111,922
Total for all associates
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 74,500	$ 69,900